SUBSEQUENT EVENTS	7 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS
Dividend
On February 17, 2022, the Company announced a cash dividend of $0.10 per Class A Share. The dividend is payable on March 7, 2022, to holders of record as of the close of business on February 28, 2022.
2032 Notes
On February 15, 2022, the Company, through its indirect subsidiary, Blue Owl Finance LLC, issued $400.0 million aggregate principal amount of 4.375% Senior Notes due 2032 (the “2032 Notes”). The 2032 Notes bear interest at a rate of 4.375% per annum and mature on February 15, 2032. Interest on the 2032 Notes will be payable semi-annually in arrears on February 15 and August 15 of each year, commencing August 15, 2022.
The 2032 Notes are fully and unconditionally guaranteed, jointly and severally, by the Blue Owl Operating Partnerships and certain of their subsidiaries. The guarantees are unsecured and unsubordinated obligations of the guarantors. All or a portion of the 2032 Notes may be redeemed at the Company’s option in whole, at any time, or in part, from time to time, prior to their stated maturity, subject to a make-whole redemption price; provided, however, that if the Company redeems any amounts on or after November 15, 2031, the redemption price for the 2032 Notes will be equal to 100% of the principal amount of the amounts redeemed, in each case, plus any accrued and unpaid interest. If a change of control repurchase event occurs, the 2032 Notes are subject to repurchase by the Company at a repurchase price in cash equal to 101% of the aggregate principal amount repurchased plus any accrued and unpaid interest. The 2032 Notes also provide for customary events of default and acceleration.
Wellfleet Acquisition
On February 16, 2022, the Company announced its entry into an agreement to acquire Wellfleet Credit Partners LLC (“Wellfleet”) from affiliates of Littlejohn & Co., LLC. The closing is subject to customary conditions. The purchase price consists of $108.0 million cash consideration on closing and earnout payments of up to an additional $15.0 million of cash and 940,668 Class A Shares payable in equal installments on each of the first three anniversaries from the closing date.